Revenues	12 Months Ended
Mar. 31, 2013
Revenues [Abstract]
Revenues
16	Revenues

The Group's revenues are primarily derived from the provision of umbilical cord blood storage and ancillary services.

In view of the fact that the Group operates and manages its business solely in the PRC and services are predominately provided to customers located in the PRC, no geographical segment information is provided.

The Group's revenues by category are as follows:

	Year ended March 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Cord blood processing fees	266,554	279,481	394,641	63,541
Cord blood storage fees	70,905	98,967	129,455	20,844
Fees derived from the provision of donated cord blood for transplantation and research and others	2,073	2,042	2,027	326
Total revenues	339,532	380,490	526,123	84,711